Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Dividends [Abstract]
Dividends
2015	$ per share	$000’s	Date declared	Date Paid
1st Preferred dividend	77.26	198	February 18, 2015	*
2nd Preferred dividend	97.39	250	December 21, 2015	*
		448

* Settled with several payments, which final payment was made in January 2016.